Net revenue (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenue	R$ 77,411	R$ 70,569	R$ 96,519
Polyethylene Polypropylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	50,361	44,295	61,145
Tertiary Butyl Ethyl Ether Gasoline [Member]
IfrsStatementLineItems [Line Items]
Net revenue	5,988	5,863	5,723
Benzene Toluene And Xylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,966	4,435	7,280
Ethylene Propylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,793	4,309	5,819
Polyvinyl Chloride Caustic Soda [Member]
IfrsStatementLineItems [Line Items]
Net revenue	3,433	3,721	5,711
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	2,744	3,925	4,444
Butadiene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,940	1,211	3,028
Cumene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,332	1,126	1,425
Naphtha Condensate And Other Resales [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,235	1,046	422
Solvents [Member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 619	R$ 638	R$ 1,522